Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)(7) ($ in thousands)	Company- Selected Measure: Adjusted EBITDA(8) ($ in thousands)
					Upwork Total Stockholder Return(5) ($)	Peer Group Total Stockholder Return(6) ($)
2025	17,094,702	41,181,795	4,563,163	9,959,702	186	230	115,425	225,556
2024	9,931,909	7,723,619	3,795,326	3,730,756	153	188	215,586	167,593
2023	9,508,141	10,014,499	3,483,866	4,257,285	139	176	46,887	73,134
2022	8,474,727	(27,279,085)	4,573,989	(3,208,187)	98	108	(89,885)	(4,029)
2021	34,909,304	31,079,579	2,116,323	1,991,129	320	178	(56,240)	19,127

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Ms. Brown served as our principal executive officer, which we refer to as our PEO, for the entirety of 2021, 2022, 2023, 2024, and 2025, and our NEOs other than our PEO, who we refer to as our Non-PEO NEOs, for the applicable years were as follows: (i) for 2025 and 2024: Erica
Gessert and David T. Bottoms; (ii) for 2023: Erica Gessert and Eric Gilpin; and (iii) for 2022 and 2021: Eric Gilpin and Jeff McCombs.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the Nasdaq-100 Technology Index, which we also use in the stock performance graph required by
Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. This column assumes $100 was invested in this peer group on December 31, 2020 (same period as used for footnote 5 above).

PEO Total Compensation Amount	$ 17,094,702	$ 9,931,909	$ 9,508,141	$ 8,474,727	$ 34,909,304
PEO Actually Paid Compensation Amount	$ 41,181,795	7,723,619	10,014,499	(27,279,085)	31,079,579
Adjustment To PEO Compensation, Footnote	Amounts reported in this column represent CAP to Ms. Brown as our PEO in the indicated fiscal years, as calculated per Item 402(v) of
Regulation S-K. Such calculations are based on Ms. Brown’s total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with ASC 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For performance-based awards, fair value is determined based on the level of performance attainment deemed most probable as of the applicable measurement date. In prior Pay Versus Performance disclosures, the fair value of certain performance awards was calculated assuming target-level attainment. Accordingly, amounts for prior years have been updated in the table below to reflect fair value determined based on the most probable attainment level as of each applicable measurement date. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our applicable Annual Report on Form 10-K and the footnotes to the Summary Compensation Table that appears in our applicable definitive proxy statement. The dollar amounts do not reflect the actual amount of compensation we consider to be earned by or paid to Ms. Brown during the applicable year. There were no dividends paid and no changes to the value of pension benefits, as we do not provide pension benefits.

PEO		2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
Summary Compensation Table—Total Compensation	(a)	34,909,304	8,474,727	9,508,141	9,931,909	17,094,702
Subtract Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	(b)	(33,406,652)	(7,455,075)	(8,594,663)	(8,554,496)	(15,153,165)
Add Fair Value of Awards Granted During Applicable Fiscal Year That Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	(c)	25,018,454	2,633,869	7,050,967	7,248,458	34,671,622
Add/Subtract Awards Granted During Prior Fiscal Years That Were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(d)	(190,309)	(25,993,514)	879,837	(983,925)	3,241,696
Add Fair Value of Awards Granted During Applicable Fiscal Year That Vested During the Fiscal Year of Grant, Determined as of Applicable Vesting Date	(e)	319,445	369,694	668,238	663,569	1,488,070
Add/Subtract Awards Granted During Prior Fiscal Years That Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year End to Vesting Date	(f)	4,429,337	(5,308,785)	501,979	(581,896)	(161,130)
Subtract Fair Value of Awards Granted During Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Applicable Fiscal Year, Determined as of Prior Fiscal Year End	(g)	—	—	—	—	—
Compensation Actually Paid		31,079,579	(27,279,085)	10,014,499	7,723,619	41,181,795
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)Represents the aggregate grant date fair value of the stock awards and option awards granted to Ms. Brown during the indicated
fiscal year, computed in accordance with ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
(c)Represents the aggregate fair value as of the indicated fiscal year end of Ms. Brown’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC 718.
(d)Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards granted in prior fiscal years and held by Ms. Brown as of the last day of the indicated fiscal year, computed in accordance with ASC 718.
(e)Represents the aggregate fair value at vesting of the option and stock awards that were both granted to Ms. Brown and vested during the indicated fiscal year, computed in accordance with ASC 718.
(f)Represents the aggregate change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award and option award held by Ms. Brown that was granted in a prior fiscal year and vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)Represents the aggregate fair value as of the last day of the prior fiscal year of Ms. Brown’s stock awards and option awards that were granted in a prior fiscal year and failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 4,563,163	3,795,326	3,483,866	4,573,989	2,116,323
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,959,702	3,730,756	4,257,285	(3,208,187)	1,991,129
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the average CAP to our Non-PEO NEOs in the indicated fiscal year, as calculated per
Item 402(v) of Regulation S-K. Such calculations are based on the average total compensation for such Non-PEO NEOs reported in the
Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below. In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with ASC 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For performance-based awards, fair value is determined based on the level of performance attainment deemed most probable as of the applicable measurement date. In prior Pay Versus Performance disclosures, the fair value of certain performance awards was calculated assuming target-level attainment. Accordingly, amounts for prior years have been updated in the table below to reflect fair value determined based on the most probable attainment level as of each applicable measurement date. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our applicable Annual Report on Form 10-K and the footnotes to the Summary Compensation Table that appears in our applicable definitive proxy statement. The dollar amounts do not reflect the actual amount of compensation we consider to be earned by or paid to our Non-PEO
NEOs during the applicable year. There were no dividends paid and no changes to the value of pension benefits, as we do not provide pension benefits.

Non-PEO NEO Average*		2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
Summary Compensation Table—Total Compensation	(a)	2,116,323	4,573,989	3,483,866	3,795,326	4,563,163
Subtract Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	(b)	(1,126,933)	(3,836,932)	(2,943,800)	(2,789,502)	(3,298,022)
Add Fair Value of Awards Granted During Applicable Fiscal Year That Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	(c)	579,986	538,543	4,461,000	2,481,809	6,958,525
Add/Subtract Awards Granted During Prior Fiscal Years That Were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(d)	(62,360)	(507,769)	—	348,991	1,377,402
Add Fair Value of Awards Granted During Applicable Fiscal Year That Vested During the Fiscal Year of Grant, Determined as of Applicable Vesting Date	(e)	124,483	345,331	10,438	273,146	404,839
Add/Subtract Awards Granted During Prior Fiscal Years That Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year End to Vesting Date	(f)	359,630	(1,988,433)	845	(379,014)	(46,205)
Subtract Fair Value of Awards Granted During Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Applicable Fiscal Year, Determined as of Prior Fiscal Year End	(g)	—	(2,332,916)	(755,063)	—	—
Compensation Actually Paid		1,991,129	(3,208,187)	4,257,285	3,730,756	9,959,702
*Please see footnote 1 above for the Non-PEO NEOs included in the average for each indicated fiscal year.
(a)Represents the average Total Compensation as reported in the Summary Compensation Table for the Non-PEO NEOs in the
indicated fiscal year.
(b)Represents the average aggregate grant date fair value of the stock awards and option awards granted to the Non-PEO NEOs during the indicated fiscal year, computed in accordance with ASC 718. Amounts shown are the amounts reported in the Summary
Compensation Table.
(c)Represents the average aggregate fair value as of the indicated fiscal year end of the Non-PEO NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC 718.
(d)Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards granted in prior fiscal years and held by the Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with ASC 718.
(e)Represents the average aggregate fair value at vesting of the stock awards and option awards that were both granted to the Non-
PEO NEOs and vested during the indicated fiscal year, computed in accordance with ASC 718.
(f)Represents the average aggregate change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award and option award held by the Non-PEO NEOs that was granted in a prior fiscal year and vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)Represents the average aggregate fair value as of the last day of the prior fiscal year of the Non-PEO NEOs’ stock awards and option awards that were granted in a prior fiscal year and failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718. On September 21, 2022, we entered into a transition and separation agreement with former
Non-PEO NEO Jeff McCombs, and Mr. McCombs’s last day of employment was December 31, 2022. Accordingly, we determined that Mr. McCombs’s awards that were forfeited in connection with his departure on December 31, 2022, were not outstanding at fiscal year end and are therefore included in this calculation row for 2022. On May 2, 2023, we entered into a transition and separation agreement with former Non-PEO NEO Eric Gilpin, and Mr. Gilpin’s last day of employment was June 30, 2023.
Accordingly, Mr. Gilpin’s awards that were forfeited in connection with his departure on June 30, 2023, were not outstanding at fiscal year end and are therefore included in this calculation row for 2023.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures for 2025
Adjusted EBITDA (1)
Adjusted EBITDA margin (1)
Revenue
Year-over-year revenue growth percentage
Relative TSR CAGR

Total Shareholder Return Amount	$ 186	153	139	98	320
Peer Group Total Shareholder Return Amount	230	188	176	108	178
Net Income (Loss)	$ 115,425,000	$ 215,586,000	$ 46,887,000	$ (89,885,000)	$ (56,240,000)
Company Selected Measure Amount	225,556,000	167,593,000	73,134,000	(4,029,000)	19,127,000
PEO Name	Ms. Brown
Additional 402(v) Disclosure	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our Non-
PEO NEOs.
Pursuant to SEC rules, the comparison assumes $100 was invested in our common stock on December 31, 2020, using the closing stock price of the end of the last day that was prior to the beginning of our fiscal year 2021. Historic stock price performance is not necessarily indicative of future stock price performance. There were no dividends or other earnings paid in the covered fiscal years.
The amounts shown in this column are also included in our audited financial statements. For 2024, net income includes a non-cash tax benefit of $140.3 million from the release of a valuation allowance on certain deferred tax assets.
Our compensation committee determined adjusted EBITDA to be the most important financial performance measure used to link company performance to CAP to our PEO and Non-PEO NEOs for 2025 because, in its view, it was the company performance measure most consistent with our then-primary near-term objective of delivering profitability that management would have the greatest ability to impact while investing in strategic initiatives to accelerate growth in future periods. Adjusted EBITDA was the company performance metric that had the greatest impact on payouts for our PEO and Non-PEO NEOs under our 2025 Performance Bonus Plan, and adjusted EBITDA margin (calculated by dividing adjusted EBITDA by revenue) was one of two performance metrics underlying the 2025 PSU awards. Adjusted EBITDA and adjusted EBITDA margin are not financial measures prepared in accordance with GAAP. For more information on how we compute these non-GAAP financial measures and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix
A: Reconciliation of Non-GAAP Financial Measures.”
Adjusted EBITDA and adjusted EBITDA margin are not prepared in accordance with, and are not alternatives to, financial measures prepared in accordance with GAAP. An explanation of non-GAAP financial measures and reconciliations to their most directly comparable GAAP financial measures can be found in “Appendix A: Reconciliation of Non-GAAP Financial Measures.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Year-over-year revenue growth percentage
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR CAGR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,153,165)	$ (8,554,496)	$ (8,594,663)	$ (7,455,075)	$ (33,406,652)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,671,622	7,248,458	7,050,967	2,633,869	25,018,454
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,241,696	(983,925)	879,837	(25,993,514)	(190,309)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,488,070	663,569	668,238	369,694	319,445
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,130)	(581,896)	501,979	(5,308,785)	4,429,337
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,298,022)	(2,789,502)	(2,943,800)	(3,836,932)	(1,126,933)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,958,525	2,481,809	4,461,000	538,543	579,986
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,377,402	348,991	0	(507,769)	(62,360)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	404,839	273,146	10,438	345,331	124,483
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,205)	(379,014)	845	(1,988,433)	359,630
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (755,063)	$ (2,332,916)	$ 0